SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Schedule Of Geographical Information Of Company's Non-current Assets
	Cannabis growth and derivative production	Consumer products	Pharmaceuticals and nutraceuticals	Beverage and food	Corporate	Total
Thousands of United States dollars	$	$	$	$	$	$
For the year ended December 31, 2021
Revenue	$3	$2,620	$2,342	$3,577	$438	$8,980
Gross profit	(85)	865	802	347	424	2,353
Net loss	(1,075)	(960)	(70)	(281)	(18,975)	(21,361)

For the year ended December 31, 2020
Revenue	$-	$89	$-	$-	$17	$106
Gross profit	-	66	-	-	5	71
Net loss	(612)	(506)	-	-	(13,216)	(14,334)

	Colombia	United States	Canada	Total
Thousands of United States dollars	$	$	$	$
Non-current assets at December 31, 2021	$4,042	$29,650	$3,844	$37,536
Total liabilities at December 31, 2021	2,359	3,106	3,073	8,538

Non-current assets at December 31, 2020	$1,818	$-	$-	$1,818
Total liabilities at December 31, 2020	1,922	12	1,268	3,202

Year ended December 31, 2021
Net revenue	$6,919	$1,681	$380	$8,980
Gross profit	1,419	554	380	2,353

Year ended December 31, 2020
Net revenue	$75	$31	$-	$106
Gross profit	40	31	-	71